Lease - Schedule of Group's Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Opening balance at January 1	€ 162
Additions		€ 172
Depreciation	(64)	(10)
Impact of transaction of foreign currency	15
Total ROU asset at December 31	€ 113	€ 162